Gross Amount and Accumulated Impairment Loss of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Gross amount	$ 1,551,409	$ 1,545,404
Accumulated impairment losses	(4,012)	(2,225)
Goodwill, net	1,547,397	1,543,179	518,344
North America Services
Goodwill [Line Items]
Gross amount	70,796	70,796
Accumulated impairment losses	(182)
Goodwill, net	70,614	70,796	70,796
International Services
Goodwill [Line Items]
Gross amount	31,681	34,201
Accumulated impairment losses	(1,605)
Goodwill, net	30,076	34,201	33,944
Merchant Services
Goodwill [Line Items]
Gross amount	415,973	415,973
Accumulated impairment losses	(2,225)	(2,225)
Goodwill, net	413,748	413,748	413,604
NetSpend
Goodwill [Line Items]
Gross amount	1,032,959	1,024,434
Goodwill, net	$ 1,032,959	$ 1,024,434